RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
Personal Guarantor on Loan Agreements

Christopher Brogdon, a former director of the Company and a greater than 5% beneficial owner of the common stock, serves as personal guarantor on certain loan agreements, entered into by the Company prior to 2015, related to the following properties: (i) a previously owned office buildings located in Roswell, Georgia, which loan was repaid during the third quarter of 2016; (ii) College Park, a 95-bed skilled nursing facility located in College Park, Georgia; (iii) Attalla, a 182-bed skilled nursing facility located in Attalla, Alabama; and (iv) Coosa Valley, 122-bed skilled nursing facility located in Glencoe, Alabama. At September 30, 2016, the total outstanding principal owed under the loans was approximately $17.9 million, including $2.4 million of senior debt related to the College Park facility, which was repaid on October 6, 2016 (see Note 16 - Subsequent Events).

Consulting Agreement

The Company had a Consulting Agreement (as amended, the “Consulting Agreement”) with Mr. Brogdon pursuant to which Mr. Brogdon was compensated by the Company for providing consulting services related to the acquisition and financing of skilled nursing facilities. On March 21, 2016, the Company and Mr. Brogdon entered into a letter agreement whereby the Company and Mr. Brogdon agreed that the Consulting Agreement was terminated as of November 20, 2015. As of September 30, 2016, there was an outstanding balance of $0.3 million with respect to a promissory note by Mr. Brogdon in favor of the Company. For information on an amendment to such note, (see Note 16 - Subsequent Events).

RELATED PARTY TRANSACTIONS
Riverchase
On April 9, 2010, Riverchase, then a wholly owned subsidiary of the Company, entered into a Purchase Agreement with an Oklahoma limited liability company controlled by a bank ("Riverchase Seller") to acquire the assets of Riverchase Village, a 105-bed assisted living facility located in Hoover, Alabama, for a purchase price of approximately $5.0 million. On June 22, 2010, the Company assigned to Christopher Brogdon 100% of the membership interests in Riverchase. On June 25, 2010, Riverchase, then owned by Mr. Brogdon, purchased Riverchase Village pursuant to the terms of the Purchase Agreement.
In connection with financing of the acquisition of Riverchase Village, Riverchase borrowed from the Medical Clinic Board of the City of Hoover the proceeds from the issuance of $5.9 million First Mortgage Healthcare Facility Revenue Bonds (Series 2010 A) and $0.5 million First Mortgage Revenue Bonds (Series B), which proceeds were used to acquire Riverchase Village, pay the cost of certain repairs and improvements to Riverchase Village, fund certain services and pay the cost of the issuance of the bonds. As part of the financing, AdCare guaranteed Riverchase's obligations under the bonds.
As consideration for the assignment of 100% of the membership interests in Riverchase to Mr. Brogdon and AdCare's guaranteeing the bonds, Mr. Brogdon granted to Hearth & Home of Ohio, Inc. ("Hearth & Home"), a wholly owned subsidiary of AdCare, an exclusive and irrevocable option pursuant to an Option Agreement to acquire Riverchase (the "Riverchase Option") through June 22, 2012 for an exercise price of $100,000 and otherwise under the same terms and conditions set forth in the Purchase Agreement. In addition, a wholly owned subsidiary of AdCare entered into a five-year year Management Agreement with Riverchase pursuant to which such subsidiary supervised the management of the Riverchase Village facility for a monthly fee equal to 5% of the monthly gross revenues of the Riverchase Village facility. On June 22, 2013, the Management Agreement was mutually terminated by Riverchase and the Company.
As of December 31, 2016, principal due and payable under the promissory note issued by Riverchase was $95,000. This note was fully allowed at December 31 2015.

Hearth & Home and Mr. Brogdon have entered into a series of amendments to: (i) extend the last date on which the Riverchase Option may be exercised through June 22, 2015; and (ii) reduce the purchase price for the Riverchase Option to $1.00.

Riverchase was a consolidated VIE owned by Mr. Brogdon, which was sold in 2015 (see Note 11 - Discontinued Operations and Note 14 - Variable Interest Entities).

Personal Guarantor on Loan Agreements
Mr. Brogdon serves as personal guarantor on certain loan agreements, entered into by the Company prior to 2015, related to the following properties: (i) one of the two office buildings located in Roswell, Georgia; (ii) College Park, a 95-bed skilled nursing facility located in College Park, Georgia; (iii) Attalla, a 182-bed skilled nursing facility located in Attalla, Alabama; and (iv) Coosa Valley, 122-bed skilled nursing facility located in Glencoe, Alabama. At December 31, 2015, the total outstanding principal owed under the loans was approximately $17.5 million.
Termination of Sublease
On May 6, 2014, ADK Administrative Property, LLC, a wholly owned subsidiary of the Company (“ADK Admin”), and Winter Haven Homes, Inc. (“Winter Haven”), an entity controlled by Mr. Brogdon, entered into a Sublease Termination Agreement, pursuant to which ADK Admin and Winter Haven terminated that certain Sublease Agreement between them dated as of May 1, 2011. Pursuant to the Sublease Agreement, ADK Admin subleased from Winter Haven certain office space located at Two Buckhead Plaza, Atlanta, Georgia, with rent of approximately $5,000 payable monthly through November 2018. The sublease termination agreement terminated, as of May 31, 2014, all obligations of ADK Admin under the Sublease Agreement, including all obligations to pay rent. Winter Haven agreed to the termination of the sublease agreement in consideration for a portion of the amounts payable to Mr. Brogdon pursuant to the Amended Consulting Agreement.
Harrah, McLoud and Meeker-Management Agreement

On July 26, 2013, a wholly-owned subsidiary of the Company entered into management agreements with entities owned and controlled by Mr. Brogdon, which entities own the skilled-nursing facilities located in Oklahoma known as Harrah Nursing Center, McLoud Nursing Center and Meeker Nursing Center. Pursuant to the management agreements, the AdCare subsidiary agreed to manage the operations of these facilities. The management agreements had initial terms of five years and would renew automatically for one-year terms thereafter. Pursuant to the management agreements, the entities owned and controlled by Mr. Brogdon paid to the AdCare subsidiary a fee equal to 5% of the monthly gross revenues of the facilities.

Effective March 1, 2014, the Company terminated the management agreements with respect to Harrah Nursing Center, McLoud Nursing Center and Meeker Nursing Center.
Oklahoma Owners
Effective August 1, 2011, the Oklahoma Owners, who are controlled by Mr. Brogdon and his spouse, acquired the Oklahoma Facilities. In connection with the closing of this acquisition: (i) the Company paid closing costs on behalf of the Oklahoma Owners in the amount of $56,894 (which amount was refunded to the Company in February 2012); and (ii) AdCare Oklahoma Management, LLC, a wholly-owned subsidiary of the Company ("AdCare Oklahoma"), entered into a five-year Management Agreement with the Oklahoma Owners pursuant to which AdCare Oklahoma supervised the management of the Oklahoma facilities for a monthly fee equal to 5% of the monthly gross revenues of the Oklahoma Facilities.
In December 2012: (i) the Oklahoma Owners entered into a $1.0 million senior secured credit agreement with Gemino; and (ii) AdCare Oklahoma entered into a Management Fee Subordination Agreement pursuant to which AdCare Oklahoma agreed to subordinate its right to payment of all management fees owed to AdCare Oklahoma by the Oklahoma Owners to such credit agreement with Gemino. However, AdCare Oklahoma could continue to accept such management fees owed to it under the Management Agreements, so long as no event of default has occurred under the credit agreement entered into among the third-party lender and the Oklahoma Owners.

Effective as of March 1, 2014, the Company terminated the Management Agreements with respect to the Oklahoma Facilities. On March 3, 2014, the Company, Mr. Brogdon and entities controlled by Mr. Brogdon entered into an agreement to provide for the orderly transition of the management of the Oklahoma Facilities from the Company to a third-party.
Red Rose Facility
In October 2011, pursuant to the terms of an Assignment of Lease and Landlord's Consent, Rose Missouri Nursing, LLC, a wholly owned subsidiary of the Company, became the tenant and operator of the Red Rose facility, a 90-bed skilled nursing facility located in Cassville, Missouri ("Red Rose"). In connection with this transaction, Mr. Brogdon and his spouse, each guaranteed the performance of the Company's obligations, including payment obligations, under the Lease. In consideration of these guarantees, the Company paid to Mr. Brogdon the amount of $25,000 as a guaranty fee. On September 30, 2014, the operating lease for Red Rose expired, releasing Mr. Brogdon and his spouse from all related obligations.
Consulting Agreements
In December 2012, the Company entered into a Consulting Agreement with Mr. Brogdon pursuant to which Mr. Brogdon would be compensated by the Company for providing consulting services related to the acquisition and financing of skilled nursing facilities. If it is not terminated prior to December 31, 2015, the Consulting Agreement would renew automatically for successive one-year terms until terminated. As compensation for his services under the Consulting Agreement, Mr. Brogdon shall receive: (i) $10,000 per month in year one; (ii) $15,000 per month in year two; and (iii) $20,000 per month in year three of the Consulting Agreement. In addition, Mr. Brogdon shall receive a success fee of $20,000 for each completed transaction; provided, however, unless approved by a majority vote of the Board of Directors of the Company, such success fees on a one-year basis shall not exceed $80,000 in year one, $120,000 in year two and $160,000 in year three of the Consulting Agreement. In addition, no success fee shall be paid for transactions involving leased facilities or transactions in which the overall consideration is less than $2,500,000. In the event the Consulting Agreement is terminated by the Company without cause, the Company shall provide severance pay to Mr. Brogdon in an amount equal to 18 months of Mr. Brogdon's maximum total compensation (including success fees).
On May 6, 2014, the Company and Mr. Brogdon entered into an Amendment to Consulting Agreement (the "Amended Consulting Agreement"), which amended that certain Consulting Agreement, dated December 31, 2012, between the Company and Mr. Brogdon (the "Original Consulting Agreement"), to restructure amounts payable to Mr. Brogdon thereunder. The Amended Consulting Agreement eliminated the monthly payments to Mr. Brogdon and instead provides for an aggregate consulting fee equal to $400,000 (the "Consulting Fee"), paid or payable as described below:

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Under the Amended Consulting Agreement, Mr. Brogdon is entitled to receive a success fee of $25,000 for each potential acquisition identified by Mr. Brogdon which the Company completes (the “Success Fee”); provided, however, that the Success Fee shall not exceed $160,000 in any calendar year without a majority vote of the Board of Directors.

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The fee originally payable to Mr. Brogdon upon termination of the Original Consulting Agreement without cause was eliminated. Instead, Mr. Brogdon will receive a fee of $500,000 if a change of control occurs on or before May 1, 2015 (the “Change of Control Fee”) and the Amended Consulting Agreement has not been earlier terminated. If a change of control occurs after May 1, 2015, then no Change of Control Fee is payable. The Amended Consulting Agreement will terminate immediately upon a change of control and the unpaid portion of the Consulting Fee, any accrued and unpaid Success Fee and Change of Control Fee (if applicable) will be paid to Mr. Brogdon upon the closing of the change of control.

On May 6, 2014, the Company paid a one-time payment of $100,000 in respect to the Consulting Fee, with the remainder of the Consulting Fee payable in monthly payments of $15,000, commencing June 1, 2014, until paid in full. The Amended Consulting Agreement also provided that, notwithstanding the foregoing, if the Riverchase Village facility (which is owned by an entity which is owned and controlled by Mr. Brogdon and that is our VIE) was sold prior to September 1, 2014, then the amount of the unpaid Consulting Fee would be reduced by (and offset against) the aggregate principal balance owed by Mr. Brogdon to the Company under the promissory note executed by Mr. Brogdon in favor of the Company, with any remaining balance of the Consulting Fee owed to Mr. Brogdon to be paid in cash at closing. However, because the sale of the Riverchase Village facility was not completed prior to September 1, 2014, the balance of the Consulting Fee owed to Mr. Brogdon by the Company in the amount of $255,000 was offset against the remaining amount owed by Mr. Brogdon to the Company under the promissory note, thereby reducing the principal amount of the promissory note to $268,663 (see Note 14 - Variable Interest Entity). No success fee was paid to Mr. Brogdon pursuant to the Consulting Agreement in the years ended December 31, 2015 or December 31, 2014. The agreement was terminated on March 21, 2016 effective November 20, 2015.
In December 2012, the Company entered into agreements to indemnify Mr. Brogdon with respect to certain personal guarantees Mr. Brogdon previously made with respect to loans on the Hembree Facility and the lease on the Red Rose facility. The Company has agreed to reimburse Mr. Brogdon for any costs, losses, damages, claims and expenses under the guarantees so long they are not due to Mr. Brogdon's gross negligence, fraud, intentional misrepresentation, willful misconduct, bad faith or criminal act.
Settlement and Indemnification Agreement
On March 26, 2015, the Company and certain entities controlled by Christopher Brogdon entered into a Settlement and Indemnification Agreement with respect to: (i) certain claims made by the Brogdon entities in connection with management and administrative services provided by the Company to the Brogdon entities under various management agreements; and (ii) certain pending, or threatened, legal proceedings against the Company and certain of its subsidiaries, and Mr. Brogdon and certain entities controlled by him, including the litigation filed in the District Court of Oklahoma County, State of Oklahoma and described in Note 15 - Commitments and Contingencies (collectively, and including any unasserted claims arising from the management agreements, the “Adcare Indemnified Claims”). Pursuant to the Settlement and Indemnification Agreement, the Company agreed to contribute up to $0.6 million towards the settlement of the litigation, and Mr. Brogdon and the Brogdon entities agree to release the Company from any and all claims arising in connection with the management agreements and to indemnify the Company with respect to the AdCare Indemnified Claims.
Cantone
In March 2012, the Company issued an unsecured promissory note to Cantone Asset Management LLC in the principal amount of $3.5 million. In connection with the issuance of the promissory note to Cantone Asset Management LLC, the Company also issued to Cantone Asset Management LLC a warrant to purchase 300,000 shares of common stock. In April 2012, the Company issued an unsecured promissory note to Cantone Asset Management LLC in the principal amount of $1.5 million. In July 2012, the Company and Cantone Asset Management LLC refinanced these two promissory notes. The promissory notes were canceled and terminated in exchange for the issuance by the Company to Cantone Asset Management LLC of an 8% convertible subordinated note in a principal amount of $5.0 million.
In connection with the issuance of the promissory notes to Cantone Asset Management LLC in March and April of 2012, Cantone Research, Inc. agreed to provide the Company with certain consulting services for a monthly fee if the Company and Cantone Asset Management LLC (or an affiliated entity) did not agree to the terms of an additional financing arrangement pursuant to which it (or affiliated entity) would loan to the Company at least $4.0 million for a four-year term. In July 2012, the consulting agreement was revised so as to provide for a certain monthly fee payable to Cantone Research, Inc. regardless of whether the Company and Cantone Asset Management LLC agreed to an additional financing arrangement. Furthermore, under the terms of the revised consulting agreement, the Company issued to Cantone Research, Inc. 50,000 shares of common stock and a warrant to purchase 100,000 shares of common stock. The Company paid to Cantone Research, Inc. $30,000 and $40,000 during 2013 and 2012, respectively, in fees pursuant to the consulting agreement.
In July 2012 and March 2011, the Company issued and sold to certain accredited investors an aggregate of $7.5 million and $4.5 million in principal amount of subordinated convertible promissory notes, respectively. In connection with the offerings, Cantone Research, Inc. acted as the exclusive agent with respect to the private placement of the notes. The Company paid to Cantone Research, Inc. $42,500 and $60,000 to act as the placement agent pursuant to the July 2012 and March 2011 offerings, respectively.

On June 30, 2015, the Company entered into prepayment agreements with Anthony Cantone and CAM, an affiliate of Mr. Cantone in connection with the Cantone Notes. In connection therewith, the Company made principal prepayments in aggregate of approximately $1.5 million with respect to the Cantone Notes. On October 5, 2015, Mr. Cantone, CRI and CAM, and certain other reporting persons filed with the SEC a Schedule 13G/A, which reported beneficial ownership of less than 5% of the common stock.

Park City Capital

On March 27, 2014, the Company accepted a Subscription Agreement from Park City Capital Offshore Master, Ltd. (“Park City Offshore”), an affiliate of Michael J. Fox, pursuant to which the Company issued to Park City Offshore in March 2014 $1.0 million in principal amount of the 2014 Notes. Mr. Fox is a director of Park City Offshore and a director of the Company and a beneficial owner of 5% of the outstanding common stock. The promissory note was offered to and sold to Park City Offshore on the same terms and conditions as all other buyers in the offering.

On March 31, 2015, the Company accepted a Subscription Agreement from Park City Capital Offshore, for 2015 Notes with an aggregate principal amount of $1.0 million. The 2015 Note was offered to Park City Offshore on the same terms and conditions as all other investors in the offering except the 2015 Note issued to Park City Capital Offshore is not subject to any Adjustment for Dilutive Equity Issuances.

Doucet Asset Management, LLC

On February 4, 2015, Doucet Capital, LLC, Doucet Asset Management, LLC, Christopher L. Doucet and Suzette A. Doucet jointly filed with the SEC a Schedule 13D reporting beneficial ownership of greater than 5% of the common stock.

On March 31, 2015, the Company accepted Subscription Agreements from Christopher L. Doucet and Suzette A. Doucet for 2015 Notes with an aggregate principal amount of $0.3 million. The 2015 Notes were offered to them on the same terms and conditions as all other investors in the offering. With respect to the offering of 2015 Notes, Institutional Securities Corporation served as the placement agent and Doucet Asset Management, LLC served as the selected dealer. Institutional Securities Corporation is affiliated with Doucet Asset Management, LLC and is entitled to receive a placement agent fee in the offering of approximately $0.1 million, assuming payment of all 2015 Notes subscribed for by investors identified by the placement agent.

On May 5, 2015, Doucet Capital, LLC, Doucet Asset Management, LLC, Christopher L. Doucet and Suzette A. Doucet jointly filed with the SEC a Schedule 13D reporting beneficial ownership of greater than 5% of the common stock.
Other than the items discussed above, there are no other material undisclosed related party transactions. For purposes of the disclosure in this Note 18 - Related Party Transactions, note that: (i) Mr. Brogdon is a former Director, holds greater than 5% of the outstanding common stock and, during 2012, served as the Company's Chief Acquisition Officer; and (ii) Cantone Asset Management LLC and Cantone Research, Inc. are affiliates of Anthony J. Cantone, who filed with the SEC in July 2013 a Form 4 reporting that he beneficially owned greater than 10% of the outstanding common stock.